Financial Assets at Fair Value Through Other Comprehensive Income (Details) - Schedule of Charts Show Debt Instruments at Fair Value Through Other Comprehensive Income Cumulative Unrealized Profit and Loss - CLP ($)
$ in Millions
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Charts Show Debt Instruments at Fair Value Through Other Comprehensive Income Cumulative Unrealized Profit and Loss [Line Items]
Amortised cost	$ 2,840,320	$ 4,731,030
Fair value	2,762,388	4,641,282
Unrealized profit	20,613	50,212
Unrealized loss	(98,545)	(139,960)
Chilean Central Bank financial instruments
Schedule of Charts Show Debt Instruments at Fair Value Through Other Comprehensive Income Cumulative Unrealized Profit and Loss [Line Items]
Amortised cost	1,550,065	3,088,390
Fair value	1,473,604	3,024,700
Unrealized profit	16,612	24,893
Unrealized loss	(93,073)	(88,583)
Chilean Central Bank financial instruments | Chilean Central Bank financial instruments
Schedule of Charts Show Debt Instruments at Fair Value Through Other Comprehensive Income Cumulative Unrealized Profit and Loss [Line Items]
Amortised cost	199,943	2,286,208
Fair value	199,903	2,286,541
Unrealized profit	3	417
Unrealized loss	(43)	(84)
Chilean Central Bank financial instruments | Chilean Treasury bonds and notes
Schedule of Charts Show Debt Instruments at Fair Value Through Other Comprehensive Income Cumulative Unrealized Profit and Loss [Line Items]
Amortised cost	1,350,122	801,738
Fair value	1,273,701	737,705
Unrealized profit	16,609	24,466
Unrealized loss	(93,030)	(88,499)
Chilean Central Bank financial instruments | Other Chilean government financial instruments
Schedule of Charts Show Debt Instruments at Fair Value Through Other Comprehensive Income Cumulative Unrealized Profit and Loss [Line Items]
Amortised cost	0	444
Fair value	0	454
Unrealized profit	0	10
Unrealized loss	0	0
Other Chilean debt financial securities
Schedule of Charts Show Debt Instruments at Fair Value Through Other Comprehensive Income Cumulative Unrealized Profit and Loss [Line Items]
Amortised cost	5,023	7,858
Fair value	5,006	6,656
Unrealized profit	7	23
Unrealized loss	(24)	(1,225)
Other Chilean debt financial securities | Other Chilean banks debt financial instruments
Schedule of Charts Show Debt Instruments at Fair Value Through Other Comprehensive Income Cumulative Unrealized Profit and Loss [Line Items]
Amortised cost	5,023	7,858
Fair value	5,006	6,656
Unrealized profit	7	23
Unrealized loss	(24)	(1,225)
Other Chilean debt financial securities | Other Chilean financial instruments
Schedule of Charts Show Debt Instruments at Fair Value Through Other Comprehensive Income Cumulative Unrealized Profit and Loss [Line Items]
Amortised cost	0	0
Fair value	0	0
Unrealized profit	0	0
Unrealized loss	0	0
Foreign financial debt instruments
Schedule of Charts Show Debt Instruments at Fair Value Through Other Comprehensive Income Cumulative Unrealized Profit and Loss [Line Items]
Amortised cost	1,209,877	1,525,169
Fair value	1,208,875	1,504,669
Unrealized profit	2,903	25,296
Unrealized loss	(3,905)	(45,796)
Foreign financial debt instruments | Foreign governments and fiscal entities debt financial instruments
Schedule of Charts Show Debt Instruments at Fair Value Through Other Comprehensive Income Cumulative Unrealized Profit and Loss [Line Items]
Amortised cost	1,002,107	1,264,768
Fair value	1,001,105	1,238,866
Unrealized profit	2,903	18,330
Unrealized loss	(3,905)	(44,232)
Foreign financial debt instruments | Other foreign debt financial instruments
Schedule of Charts Show Debt Instruments at Fair Value Through Other Comprehensive Income Cumulative Unrealized Profit and Loss [Line Items]
Amortised cost	207,770	260,401
Fair value	207,770	265,803
Unrealized profit	0	6,966
Unrealized loss	0	(1,564)
Loans and account receivable from customer
Schedule of Charts Show Debt Instruments at Fair Value Through Other Comprehensive Income Cumulative Unrealized Profit and Loss [Line Items]
Amortised cost	75,355	109,613
Fair value	74,903	105,257
Unrealized profit	1,091	0
Unrealized loss	(1,543)	(4,356)
Loans and account receivable from customer | Commercial loans
Schedule of Charts Show Debt Instruments at Fair Value Through Other Comprehensive Income Cumulative Unrealized Profit and Loss [Line Items]
Amortised cost	53,914	109,613
Fair value	55,005	105,257
Unrealized profit	1,091	0
Unrealized loss	0	(4,356)
Loans and account receivable from customer | Mortgage loans
Schedule of Charts Show Debt Instruments at Fair Value Through Other Comprehensive Income Cumulative Unrealized Profit and Loss [Line Items]
Amortised cost	21,441
Fair value	19,898
Unrealized profit	0
Unrealized loss	(1,543)
Less than 12 months
Schedule of Charts Show Debt Instruments at Fair Value Through Other Comprehensive Income Cumulative Unrealized Profit and Loss [Line Items]
Amortised cost	2,840,320	4,731,030
Fair value	2,762,388	4,641,282
Unrealized profit	20,613	50,212
Unrealized loss	(98,545)	(139,960)
Less than 12 months | Chilean Central Bank financial instruments
Schedule of Charts Show Debt Instruments at Fair Value Through Other Comprehensive Income Cumulative Unrealized Profit and Loss [Line Items]
Amortised cost	1,550,065	3,088,390
Fair value	1,473,604	3,024,700
Unrealized profit	16,612	24,893
Unrealized loss	(93,073)	(88,583)
Less than 12 months | Chilean Central Bank financial instruments | Chilean Central Bank financial instruments
Schedule of Charts Show Debt Instruments at Fair Value Through Other Comprehensive Income Cumulative Unrealized Profit and Loss [Line Items]
Amortised cost	199,943	2,286,208
Fair value	199,903	2,286,541
Unrealized profit	3	417
Unrealized loss	(43)	(84)
Less than 12 months | Chilean Central Bank financial instruments | Chilean Treasury bonds and notes
Schedule of Charts Show Debt Instruments at Fair Value Through Other Comprehensive Income Cumulative Unrealized Profit and Loss [Line Items]
Amortised cost	1,350,122	801,738
Fair value	1,273,701	737,705
Unrealized profit	16,609	24,466
Unrealized loss	(93,030)	(88,499)
Less than 12 months | Chilean Central Bank financial instruments | Other Chilean government financial instruments
Schedule of Charts Show Debt Instruments at Fair Value Through Other Comprehensive Income Cumulative Unrealized Profit and Loss [Line Items]
Amortised cost	0	444
Fair value	0	454
Unrealized profit	0	10
Unrealized loss	0	0
Less than 12 months | Other Chilean debt financial securities
Schedule of Charts Show Debt Instruments at Fair Value Through Other Comprehensive Income Cumulative Unrealized Profit and Loss [Line Items]
Amortised cost	5,023	7,858
Fair value	5,006	6,656
Unrealized profit	7	23
Unrealized loss	(24)	(1,225)
Less than 12 months | Other Chilean debt financial securities | Other Chilean banks debt financial instruments
Schedule of Charts Show Debt Instruments at Fair Value Through Other Comprehensive Income Cumulative Unrealized Profit and Loss [Line Items]
Amortised cost	5,023	7,858
Fair value	5,006	6,656
Unrealized profit	7	23
Unrealized loss	(24)	(1,225)
Less than 12 months | Other Chilean debt financial securities | Other Chilean financial instruments
Schedule of Charts Show Debt Instruments at Fair Value Through Other Comprehensive Income Cumulative Unrealized Profit and Loss [Line Items]
Amortised cost	0
Fair value	0
Unrealized profit	0
Unrealized loss	0
Less than 12 months | Foreign financial debt instruments
Schedule of Charts Show Debt Instruments at Fair Value Through Other Comprehensive Income Cumulative Unrealized Profit and Loss [Line Items]
Amortised cost	1,209,877	1,525,169
Fair value	1,208,875	1,504,669
Unrealized profit	2,903	25,296
Unrealized loss	(3,905)	(45,796)
Less than 12 months | Foreign financial debt instruments | Foreign governments and fiscal entities debt financial instruments
Schedule of Charts Show Debt Instruments at Fair Value Through Other Comprehensive Income Cumulative Unrealized Profit and Loss [Line Items]
Amortised cost	1,002,107	1,264,768
Fair value	1,001,105	1,238,866
Unrealized profit	2,903	18,330
Unrealized loss	(3,905)	(44,232)
Less than 12 months | Foreign financial debt instruments | Other foreign debt financial instruments
Schedule of Charts Show Debt Instruments at Fair Value Through Other Comprehensive Income Cumulative Unrealized Profit and Loss [Line Items]
Amortised cost	207,770	260,401
Fair value	207,770	265,803
Unrealized profit	0	6,966
Unrealized loss	0	(1,564)
Less than 12 months | Loans and account receivable from customer
Schedule of Charts Show Debt Instruments at Fair Value Through Other Comprehensive Income Cumulative Unrealized Profit and Loss [Line Items]
Amortised cost	75,355	109,613
Fair value	74,903	105,257
Unrealized profit	1,091	0
Unrealized loss	(1,543)	(4,356)
Less than 12 months | Loans and account receivable from customer | Commercial loans
Schedule of Charts Show Debt Instruments at Fair Value Through Other Comprehensive Income Cumulative Unrealized Profit and Loss [Line Items]
Amortised cost	53,914	109,613
Fair value	55,005	105,257
Unrealized profit	1,091	0
Unrealized loss	0	(4,356)
Less than 12 months | Loans and account receivable from customer | Mortgage loans
Schedule of Charts Show Debt Instruments at Fair Value Through Other Comprehensive Income Cumulative Unrealized Profit and Loss [Line Items]
Amortised cost	21,441
Fair value	19,898
Unrealized profit	0
Unrealized loss	(1,543)
More than 12 months
Schedule of Charts Show Debt Instruments at Fair Value Through Other Comprehensive Income Cumulative Unrealized Profit and Loss [Line Items]
Amortised cost	0	0
Fair value	0	0
Unrealized profit	0	0
Unrealized loss	0	0
More than 12 months | Chilean Central Bank financial instruments
Schedule of Charts Show Debt Instruments at Fair Value Through Other Comprehensive Income Cumulative Unrealized Profit and Loss [Line Items]
Amortised cost	0	0
Fair value	0	0
Unrealized profit	0	0
Unrealized loss	0	0
More than 12 months | Chilean Central Bank financial instruments | Chilean Central Bank financial instruments
Schedule of Charts Show Debt Instruments at Fair Value Through Other Comprehensive Income Cumulative Unrealized Profit and Loss [Line Items]
Amortised cost	0	0
Fair value	0	0
Unrealized profit	0	0
Unrealized loss	0	0
More than 12 months | Chilean Central Bank financial instruments | Chilean Treasury bonds and notes
Schedule of Charts Show Debt Instruments at Fair Value Through Other Comprehensive Income Cumulative Unrealized Profit and Loss [Line Items]
Amortised cost	0	0
Fair value	0	0
Unrealized profit	0	0
Unrealized loss	0	0
More than 12 months | Chilean Central Bank financial instruments | Other Chilean government financial instruments
Schedule of Charts Show Debt Instruments at Fair Value Through Other Comprehensive Income Cumulative Unrealized Profit and Loss [Line Items]
Amortised cost	0	0
Fair value	0	0
Unrealized profit	0	0
Unrealized loss	0	0
More than 12 months | Other Chilean debt financial securities
Schedule of Charts Show Debt Instruments at Fair Value Through Other Comprehensive Income Cumulative Unrealized Profit and Loss [Line Items]
Amortised cost	0	0
Fair value	0	0
Unrealized profit	0	0
Unrealized loss	0	0
More than 12 months | Other Chilean debt financial securities | Other Chilean banks debt financial instruments
Schedule of Charts Show Debt Instruments at Fair Value Through Other Comprehensive Income Cumulative Unrealized Profit and Loss [Line Items]
Amortised cost	0	0
Fair value	0	0
Unrealized profit	0	0
Unrealized loss	0	0
More than 12 months | Other Chilean debt financial securities | Other Chilean financial instruments
Schedule of Charts Show Debt Instruments at Fair Value Through Other Comprehensive Income Cumulative Unrealized Profit and Loss [Line Items]
Amortised cost	0	0
Fair value	0	0
Unrealized profit	0	0
Unrealized loss	0	0
More than 12 months | Foreign financial debt instruments
Schedule of Charts Show Debt Instruments at Fair Value Through Other Comprehensive Income Cumulative Unrealized Profit and Loss [Line Items]
Amortised cost	0	0
Fair value	0	0
Unrealized profit	0	0
Unrealized loss	0	0
More than 12 months | Foreign financial debt instruments | Foreign governments and fiscal entities debt financial instruments
Schedule of Charts Show Debt Instruments at Fair Value Through Other Comprehensive Income Cumulative Unrealized Profit and Loss [Line Items]
Amortised cost	0	0
Fair value	0	0
Unrealized profit	0	0
Unrealized loss	0	0
More than 12 months | Foreign financial debt instruments | Other foreign debt financial instruments
Schedule of Charts Show Debt Instruments at Fair Value Through Other Comprehensive Income Cumulative Unrealized Profit and Loss [Line Items]
Amortised cost	0	0
Fair value	0	0
Unrealized profit	0	0
Unrealized loss	0	0
More than 12 months | Loans and account receivable from customer
Schedule of Charts Show Debt Instruments at Fair Value Through Other Comprehensive Income Cumulative Unrealized Profit and Loss [Line Items]
Amortised cost	0	0
Fair value	0	0
Unrealized profit	0	0
Unrealized loss	0	0
More than 12 months | Loans and account receivable from customer | Commercial loans
Schedule of Charts Show Debt Instruments at Fair Value Through Other Comprehensive Income Cumulative Unrealized Profit and Loss [Line Items]
Amortised cost	0	0
Fair value	0	0
Unrealized profit	0	0
Unrealized loss	0	$ 0
More than 12 months | Loans and account receivable from customer | Mortgage loans
Schedule of Charts Show Debt Instruments at Fair Value Through Other Comprehensive Income Cumulative Unrealized Profit and Loss [Line Items]
Amortised cost
Fair value
Unrealized profit
Unrealized loss